Segment information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue	$ 17,399	$ 20,104	$ 17,350
Operating loss	(440)	(1,059)	(574)
Depreciation	69	60	61
Capital expenditures, gross	21	85	18
Assets	22,213	23,065
Liabilities	6,876	7,520
Trading and manufacturing
Revenue	11,877	13,770	11,001
Operating loss	(102)	(119)	(153)
Depreciation	54	43	41
Capital expenditures, gross	17	79	13
Assets	9,843	9,951
Liabilities	4,319	4,233
Engineering
Revenue	5,522	6,334	6,349
Operating loss	(158)	(821)	(306)
Depreciation	15	17	20
Capital expenditures, gross	4	6	5
Assets	12,370	13,114
Liabilities	2,557	3,287
Unallocated corporate expenses
Operating loss	$ (180)	$ (119)	$ (115)